Derivative Liability -Warrants - Schedule of Fair Value, Liabilities Measured On Recurring Basis (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019
Derivative Liability- Warrants [Member]
Beginning balance, Derivative Liability- Warrants		$ 315,855
Fair value adjustments		(174,978)	$ (827,260)
Ending balance, Derivative Liability- Warrants	$ 315,855	140,877	315,855
Redemption Put Liability [Member]
Beginning balance, Redemption Put Liability		267,399
Issuance of Series D Convertible Preferred Stock		5,305
Fair value adjustments	(346,696)	(193,659)
Ending balance, Redemption Put Liability	$ 267,399	$ 79,045	$ 267,399